Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Preferred Stock
Schedule of Preferred Stock by Class

	September 30, 2020
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,520,423	$1.4700	$1.4700	$8,115
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
Series E	3,150,000	2,386,731	32.2080	32.2080	76,872
	35,305,078	25,684,404			$184,512

	December 31, 2019
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,560,141	$1.4700	$1.4700	$8,173
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
	32,155,078	23,337,391			$107,698

	December 31, 2019
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,560,141	$1.4700	$1.4700	$8,173
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
	32,155,078	23,337,391			$107,698

	December 31, 2018
			Per
			Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,660,141	$1.4700	$1.4700	$8,320
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,236,022	8.1474	8.1474	18,218
	29,155,078	20,262,664			$61,778